UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2012

1.807740.108

NCC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 40.3%
	Yield (a)	Principal Amount	Value
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/19/12 to 10/25/12	0.26%	$ 6,000,000	$ 5,999,047
Commonwealth Bank of Australia
10/22/12 to 2/4/13	0.27 to0.40 (b)	107,000,000	106,977,048
Credit Suisse New York Branch
10/1/12 to 11/27/12	0.24 to 0.38	153,000,000	152,966,307
DNB Bank ASA
10/1/12 to 1/7/13	0.30 to 0.33	96,000,000	95,988,133
JPMorgan Chase & Co.
10/31/12 to 11/15/12	0.28	25,000,000	24,993,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/12 to 2/28/13	0.20 to 0.50	183,000,000	182,755,595
National Australia Funding, Inc.
10/30/12	0.27 (b)	170,000,000	170,000,000
Nationwide Building Society
10/30/12	0.35	89,000,000	88,974,907
PNC Bank NA
2/15/13	0.39	8,000,000	7,988,127
Skandinaviska Enskilda Banken AB
11/5/12 to 11/28/12	0.36 to 0.37	35,000,000	34,986,273
Societe Generale North America, Inc.
11/1/12	0.40	50,000,000	49,982,778
Sumitomo Mitsui Banking Corp.
2/11/13 to 2/28/13	0.37 to 0.44	112,000,000	111,829,118
Svenska Handelsbanken, Inc.
10/9/12 to 1/22/13	0.25 to 0.31	30,000,000	29,982,981
Swedbank AB
12/3/12 to 12/12/12	0.26 to 0.31	49,000,000	48,973,415
Toronto Dominion Holdings (USA)
10/16/12	0.20	100,000,000	99,991,667
Toyota Motor Credit Corp.
11/6/12 to 3/8/13	0.31 to 0.40	60,000,000	59,966,476
UBS Finance, Inc.
10/12/12 to 1/28/13	0.31 to 0.40	164,000,000	163,946,610
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	33,000,000	32,970,922
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,469,272,404)			1,469,272,404
Asset Backed Commercial Paper (c) - 8.5%

Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)

10/22/12	0.18	9,000,000	8,999,055

	Yield (a)	Principal Amount	Value
12/27/12	0.20%	$ 37,000,000	$ 36,982,117
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

10/22/12	0.23	13,000,000	12,998,256
10/31/12	0.23	47,307,000	47,297,933
10/5/12	0.23	16,600,000	16,599,576
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

10/11/12	0.25	15,597,000	15,595,917
10/9/12	0.25	23,000,000	22,998,722
12/11/12	0.20	14,000,000	13,994,478
12/14/12	0.20	50,031,000	50,010,432
12/17/12	0.20	40,040,000	40,022,872
12/19/12	0.20	5,000,000	4,997,806
12/3/12	0.19	37,000,000	36,987,698
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $307,484,862)			307,484,862
Treasury Debt - 12.5%

U.S. Treasury Obligations - 12.5%
U.S. Treasury Bills
11/8/12 to 2/21/13	0.15	156,000,000	155,953,354
U.S. Treasury Notes
10/15/12 to 8/31/13	0.15 to 0.24	295,000,000	298,099,391
TOTAL TREASURY DEBT (Cost $454,052,745)			454,052,745
Variable Rate Demand Note - 4.8%

North Carolina - 4.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
10/5/12	0.17 (b)	9,795,000	9,795,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
10/5/12	0.17 (b)	26,400,000	26,400,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
10/5/12	0.17 (b)	12,335,000	12,335,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
10/5/12	0.19 (b)	6,990,000	6,990,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
10/5/12	0.20 (b)	8,780,000	8,780,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
10/5/12	0.23% (b)	$ 50,385,000	$ 50,385,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
10/5/12	0.17 (b)	1,750,000	1,750,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Wells Fargo Bank NA, VRDN
10/5/12	0.19 (b)	59,250,000	59,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $175,685,000)			175,685,000
Government Agency Debt - 9.6%

Federal Agencies - 9.6%
Fannie Mae
2/22/13 to 9/11/14	0.16 to 0.21 (b)	38,000,000	38,022,784
Federal Home Loan Bank
10/10/12 to 9/19/13	0.16 to 0.25	236,000,000	236,327,887
Freddie Mac
2/27/13 to 4/15/13	0.15 to 0.19	77,000,000	77,341,662
TOTAL GOVERNMENT AGENCY DEBT (Cost $351,692,333)			351,692,333
Treasury Repurchase Agreement - 24.7%
	Maturity Amount	Value
In a joint trading account at 0.2% dated 9/28/12 due 10/1/12 (Collateralized by (U.S. Treasury Obligations)) # (Cost $899,138,000)	$ 899,152,986	$ 899,138,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,657,325,344)		3,657,325,344
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(14,601,267)
NET ASSETS - 100%		$ 3,642,724,077
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$899,138,000 due 10/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 198,350,401
Barclays Capital, Inc.	700,787,599
$ 899,138,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2012, the cost of investment securities for income tax purposes was $3,657,325,344.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2012

1.807741.108

NCT-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 99.9%
	Principal Amount	Value
ASB Finance Ltd. (London) 0.3275% 12/10/12 (a)	$ 8,000,000	$ 8,000,336
Atlantic Asset Securitization Corp.:
0.33% 11/1/12 (Liquidity Facility Credit Agricole CIB)	6,000,000	5,998,934
0.38% 10/11/12 (Liquidity Facility Credit Agricole CIB)	11,000,000	10,999,325
0.38% 10/16/12 (Liquidity Facility Credit Agricole CIB)	10,000,000	9,999,125
0.5% 11/5/12 (Liquidity Facility Credit Agricole CIB)	35,000,000	34,992,759
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.7% 11/15/12	10,000,000	9,997,253
BNP Paribas Finance, Inc. yankee:
0.4% 12/17/12	20,000,000	19,984,740
0.88% 11/5/12	10,000,000	9,997,878
0.88% 11/8/12	10,000,000	9,997,665
0.94% 10/12/12	10,000,000	9,999,415
BP Capital Markets PLC yankee:
0.53% 11/15/12	9,900,000	9,898,284
0.63% 11/27/12	4,000,000	3,999,133
0.67% 10/22/12	2,200,000	2,199,883
Commonwealth Bank of Australia:
yankee:
0.31% 10/26/12	15,000,000	14,998,556
0.32% 2/1/13	20,000,000	19,984,180
0.2655% 11/27/12 (a)	4,000,000	4,000,000
Credit Suisse New York Branch yankee:
0.27% 12/27/12	15,000,000	14,991,375
0.5% 12/12/12	20,000,000	19,990,626
0.55% 1/3/13	25,000,000	24,984,170
Deutsche Bank Financial LLC yankee:
0.5% 3/25/13	20,000,000	19,937,206
0.74% 10/15/12	7,000,000	6,999,372
DNB Bank ASA yankee:
0.27% 2/7/13	22,000,000	21,978,220
0.3% 12/17/12	9,000,000	8,995,733
0.32% 1/28/13	5,450,000	5,445,167
0.34% 10/15/12	2,160,000	2,159,847
0.34% 11/8/12	3,000,000	2,999,427
0.53% 11/5/12	10,000,000	9,998,251
0.56% 2/4/13	5,000,000	4,995,234
Gotham Funding Corp. yankee:
0.24% 12/19/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	12,000,000	11,992,156
0.3% 11/1/12 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	50,000,000	49,990,173
ING U.S. Funding LLC yankee:
0.37% 10/9/12	22,000,000	21,998,858
0.37% 11/1/12	10,400,000	10,397,692

	Principal Amount	Value
0.37% 12/21/12	$ 10,000,000	$ 9,991,880
0.44% 12/21/12	11,000,000	10,991,068
0.45% 1/4/13	1,180,000	1,178,751
JPMorgan Chase & Co.:
0.2805% 11/1/12 (a)	25,000,000	24,999,850
0.3665% 1/25/13 (a)	25,000,000	24,998,850
Landesbank Hessen-Thuringen yankee 0.6% 11/14/12	25,000,000	24,991,613
Lloyds TSB Bank PLC yankee:
0.4% 10/11/12	7,000,000	6,999,558
0.44% 10/3/12	15,000,000	14,999,667
0.64% 10/1/12	20,000,000	19,999,734
0.64% 10/10/12	12,000,000	11,999,308
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.54% 11/30/12	30,000,000	29,983,935
0.54% 1/8/13	19,000,000	18,978,251
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.48% 12/3/12	1,100,000	1,099,205
0.48% 12/18/12	12,000,000	11,987,742
0.62% 12/3/12	35,000,000	34,974,720
0.62% 12/3/12	11,000,000	10,992,055
National Australia Funding, Inc. yankee 0.345% 11/5/12	25,000,000	24,998,153
Nationwide Building Society yankee:
0.38% 1/17/13	10,000,000	9,986,526
0.4% 12/7/12	10,000,000	9,993,778
0.52% 1/14/13	22,000,000	21,971,884
0.55% 10/22/12	10,000,000	9,998,553
0.59% 2/28/13	7,650,000	7,631,241
Nordea North America, Inc. yankee:
0.31% 3/13/13	20,000,000	19,975,930
0.36% 2/19/13	9,000,000	8,991,504
PB Finance (Delaware), Inc.:
0.33% 10/1/12	17,000,000	16,999,774
0.53% 10/25/12	4,000,000	3,999,331
0.78% 11/19/12	11,000,000	10,995,663
PNC Bank NA 0.53% 4/17/13	27,000,000	26,964,274
Rabobank USA Financial Corp. yankee:
0.31% 11/30/12	12,000,000	11,994,730
0.41% 3/18/13	6,000,000	5,988,629
0.52% 10/25/12	4,000,000	3,999,351
0.52% 1/10/13	24,000,000	23,981,026
0.52% 1/10/13	15,000,000	14,988,141
Salisbury Receivables Co. LLC 0.36% 1/14/13 (Liquidity Facility Barclays Bank PLC)	15,000,000	14,985,150
Sheffield Receivables Corp. yankee:
0.37% 1/11/13 (Liquidity Facility Barclays Bank PLC)	11,000,000	10,990,214
Commercial Paper - continued
	Principal Amount	Value
Sheffield Receivables Corp. yankee: - continued
0.39% 1/9/13 (Liquidity Facility Barclays Bank PLC)	$ 7,500,000	$ 7,493,519
Skandinaviska Enskilda Banken AB yankee:
0.44% 11/13/12	5,000,000	4,999,014
0.46% 10/25/12	1,500,000	1,499,892
0.46% 12/13/12	3,000,000	2,998,370
0.53% 1/10/13	15,000,000	14,986,640
0.55% 1/10/13	6,000,000	5,994,656
0.6% 12/12/12	7,000,000	6,996,282
0.7% 10/5/12	5,000,000	4,999,932
0.7% 12/3/12	15,000,000	14,993,565
Societe Generale North America, Inc. yankee:
0.42% 10/17/12	11,000,000	10,998,374
0.54% 1/2/13	25,000,000	24,965,600
0.6% 2/1/13	20,000,000	19,958,000
Sumitomo Mitsui Banking Corp. yankee:
0.33% 12/3/12	10,000,000	9,995,527
0.35% 10/17/12	10,000,000	9,999,120
0.435% 12/24/12	10,000,000	9,992,919
0.47% 12/7/12	20,000,000	19,990,148
0.5% 10/2/12	10,000,000	9,999,822
Svenska Handelsbanken, Inc. yankee:
0.3% 10/19/12	5,500,000	5,499,487
0.3% 2/20/13	4,000,000	3,995,709
0.37% 10/1/12	2,250,000	2,249,976
Swedbank AB yankee:
0.43% 12/4/12	20,000,000	19,988,312
0.44% 12/4/12	8,000,000	7,995,325
0.5% 1/28/13	7,000,000	6,988,685

	Principal Amount	Value
Toyota Motor Credit Corp. 0.4% 11/6/12	$ 15,000,000	$ 14,998,050
UBS Finance, Inc. yankee:
0.3% 10/26/12	4,069,000	4,068,854
0.4% 10/12/12	15,000,000	14,999,822
0.4% 10/26/12	10,000,000	9,999,642
0.51% 11/13/12	25,000,000	24,998,053
Westpac Banking Corp. yankee:
0.32% 2/5/13	8,000,000	7,993,548
0.32% 2/8/13	11,000,000	10,990,640
0.34% 11/14/12	27,000,000	26,996,028
0.4% 12/20/12	10,000,000	9,996,480
TOTAL COMMERCIAL PAPER (Cost $1,293,791,312)		1,294,121,003
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $864,000)	$ 864,014	864,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,294,655,312)		1,294,985,003
NET OTHER ASSETS (LIABILITIES) - 0.0%		65,930
NET ASSETS - 100%		$ 1,295,050,933
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$864,000 due 10/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 190,599
Barclays Capital, Inc.	673,401
$ 864,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,294,655,312. Net unrealized appreciation aggregated $329,691, of which $350,327 related to appreciated investment securities and $20,636 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President, Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	November 29, 2012